Regulatory Matters (Schedule Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	$ 45,430	$ 37,398
Regulatory assets, noncurrent	392,801	355,614
Total regulatory assets	438,231	393,012
Regulatory liabilities, current	30,036	52,654
Regulatory Liability, Noncurrent	839,360	846,430
Total regulatory liabilities	869,396	899,084
Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	29,493	51,790
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	543	864
Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	723,897	719,680
Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	0	3,337
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	2,506	1,257
Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	31,569	22,216
Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	13,861	15,182
Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	149,374	176,646
Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	112,957	122,156
Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	61,267
Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	5,975	7,030
Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	17,018	18,330
Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	74,637	78,021
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	847	927
Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	45,430	37,398
Regulatory assets, noncurrent	392,801	355,614
Total regulatory assets	438,231	393,012
Regulatory liabilities, current	30,036	52,654
Regulatory Liability, Noncurrent	839,360	846,430
Total regulatory liabilities	869,396	899,084
Indianapolis Power And Light Company | Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	29,493	51,790
Indianapolis Power And Light Company | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	543	864
Indianapolis Power And Light Company | Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	723,897	719,680
Indianapolis Power And Light Company | Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	113,000	122,156
Indianapolis Power And Light Company | Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	0	3,337
Indianapolis Power And Light Company | Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	2,506	1,257
Indianapolis Power And Light Company | Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	31,569	22,216
Indianapolis Power And Light Company | Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	13,861	15,182
Indianapolis Power And Light Company | Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	149,374	176,646
Indianapolis Power And Light Company | Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent	112,957
Indianapolis Power And Light Company | Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	61,267
Indianapolis Power And Light Company | Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	5,975	7,030
Indianapolis Power And Light Company | Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	17,018	18,330
Indianapolis Power And Light Company | Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	74,637	78,021
Indianapolis Power And Light Company | Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	$ 847	$ 927